LONG-TERM INVESTMENTS - Equity investments without readily determinable fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Equity method investment
Equity investments without readily determinable fair value, carrying amount	¥ 169,171		¥ 215,677		$ 26,547
Cash consideration	354,018	$ 55,553	26,896	¥ 450
Net realized gains on equity securities sold	247,145	38,782	5,658
Cainiao
Equity method investment
Equity investments without readily determinable fair value, carrying amount	71,667				11,246
Cash consideration	220,000	34,523
Net realized gains on equity securities sold	¥ 148,333	$ 23,277
Percent of share of equity investment without readily determinable fair value	1.00%	1.00%
Significant unobservable inputs (Level 3)
Equity method investment
Investments remeasured	¥ 86,977		110,677		13,649
Shanghai Fast Storehouse Intelligent Technology Co., Ltd
Equity method investment
Equity investments without readily determinable fair value, carrying amount	100,149		27,937		$ 15,716
Cash consideration	347,294	$ 54,498	33,595
Net realized gains on equity securities sold	¥ 247,145	$ 38,782	¥ 5,658